LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per ordinary share

	2013	2014	2015

Numerator:
Net loss	$(4,819)	$(29,987)	$(39,407)
Accretion of Series C convertible redeemable preferred shares	1,621	—	—
Net income attributable to Series C preferred shares for computing basic net income per Series C preferred share	1,621	—	—

Net loss attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	(6,440)	(29,987)	(39,407)

Net loss attributable to shareholders of the Company allocated for computing net loss per ordinary share-basic	(6,440)	(29,987)	(39,407)

Net loss per ordinary share-basic	$(0.09)	$(0.30)	$(0.41)
Net loss per ordinary share-diluted	$(0.09)	$(0.30)	$(0.41)
Net income per Series C preferred share	$0.38	$—	$—

Numerator
Shares (denominator):
Weighted average number of shares used in calculating net loss per Series C preferred share —basic	4,257,266	—	—
Weighted average number of shares used in calculating net loss per ordinary share —basic	71,555,449	99,001,560	94,970,054